Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000202323 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Institutional Shares
Trading Symbol	BIMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 6.83%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	6.83%	3.95%	4.34%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,868,137,797
Holdings Count | Holding	2,312
Advisory Fees Paid, Amount	$ 49,653,794
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).

C000202321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor A Shares
Trading Symbol	BAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 6.61%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	6.61%	3.68%	4.08%
Investor A Shares (with sales charge)	2.34	2.84	3.64
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,868,137,797
Holdings Count | Holding	2,312
Advisory Fees Paid, Amount	$ 49,653,794
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).

C000202322 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor C Shares
Trading Symbol	BMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$195	1.89%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 5.87%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	5.87%	2.96%	3.44%
Investor C Shares (with sales charge)	4.87	2.96	3.44
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,868,137,797
Holdings Count | Holding	2,312
Advisory Fees Paid, Amount	$ 49,653,794
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).

C000222461 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Class K Shares
Trading Symbol	BKMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 7.05%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	7.05%	4.05%	4.39%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,868,137,797
Holdings Count | Holding	2,312
Advisory Fees Paid, Amount	$ 49,653,794
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).